COMMITMENTS (Details)		2 Months Ended	9 Months Ended
	Mar. 02, 2021 shares	Dec. 31, 2020 USD ($) item shares	Sep. 30, 2021 USD ($)	Feb. 25, 2021 item
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item		3		3
Number of units sold | shares		4,125,000
Percentage of cash underwriting discount		2.00%	2.00%
Underwriter cash discount			$ 6,325,000
Deferred underwriting fees (as a percent)		3.50%	3.50%
Deferred underwriting fee payable			$ 11,068,750
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	31,625,000	27,500,000
Underwriter cash discount		$ 5,500,000
Deferred underwriting fee payable		$ 9,625,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	4,125,000	31,625,000
Underwriter cash discount		$ 6,325,000
Deferred underwriting fee payable		$ 11,068,750